Investments - Realized Gains (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
OTTI Losses On Securities	$ (4.6)	$ (36.6)	$ (10.9)
Portion Of OTTI Losses Recognized In Other Comprehensive Income	0	0	0.1
Net OTTI Losses On Securities Recognized In Earnings	(4.6)	(36.6)	(10.8)
Net Realized Capital Gains Losses Excluding OTTI Losses On Securities	85.0	27.8	119.5
Realized Investment Gains (Losses)	80.4	(8.8)	108.7
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
OTTI Losses On Securities		(33.0)
Proceeds On Sales	4,727.7	6,524.8	5,819.2
Gross Realized Capital Gains	91.1	113.9	171.7
Gross Realized Capital Losses	$ 35.5	$ 100.0	$ 17.4